ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Interest payable	$ 1,522	$ 1,653
Accrued operating expenses	104	376
Accrued voyage expenses	33	1,407
Accrued expenses	$ 1,659	$ 3,436